Schedule of short-term loans - related parties (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Kheng Ee Lennon Teng [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties		$ 14,866	$ 14,866
Relationship		Group General Manager of the Company
Interest per annum	[1]	15.00%
Maturity date		Sep. 09, 2025
Maturity End Date		Oct. 09, 2026
Kheng Ee Lennon Teng Two [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties		$ 37,386	37,386
Relationship		Group General Manager of the Company
Interest per annum	[2]	15.00%
Maturity date		Sep. 09, 2025
Maturity End Date		Oct. 09, 2026
Wilson Chandra [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties		$ 1,036	1,036
Relationship		Director and President
Franklin Capital Enterprise Ltd. [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties		$ 200,000	200,000
Relationship		KNOREX Ltd’s shareholder >10% of shareholding
Interest per annum		15.00%
Maturity date		Oct. 09, 2026
Exchange rate difference		$ 1,979	2,332
Related Party [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties		$ 255,267	$ 255,620
Related Party One [Member] | Short-Term Debt [Member]
Related Party Transaction [Line Items]
Interest per annum		15.00%
Maturity date		Oct. 09, 2025
Related Party One [Member] | Short-Term Debt [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Interest per annum		1.25%
Maturity date		Oct. 08, 2025
Related Party Two [Member] | Short-Term Debt [Member]
Related Party Transaction [Line Items]
Interest per annum		15.00%
Maturity date		Oct. 09, 2025
Related Party Two [Member] | Short-Term Debt [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Interest per annum		30.00%
Maturity date		Oct. 08, 2025

[1]	The short-term loans currently bear interest at 15.0% per annum following an amendment effective October 9, 2025. Prior to this effective date, under the original terms of the agreements, the loans accrued interest at a rate of 1.25% per week from their respective origination dates through October 8, 2025.
[2]	The short-term loans currently bear interest at 15.0% per annum following an amendment effective October 9, 2025. Prior to this effective date, under the original terms of the agreements, the loans accrued interest at a rate of 30% per annum from their respective origination dates through October 8, 2025.